SHAREHOLDERS' EQUITY (Summary of Restricted Share Units) (Details) - Restricted Share Units [Member] - shares	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016
Number of restricted share units upon exercise
Outstanding at the beginning of the year	333,274	269,231		269,231
Granted	222,927	167,898	277,249		668,074
Vested	(82,463)	(60,344)
Forfeited	(101,661)	(43,511)	(8,018)
Outstanding at the end of the year	372,077	333,274	269,231	372,077	372,077